Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                               November 5, 2014


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

    Re: AllianceBernstein Cap Fund, Inc. (AllianceBernstein Small Cap Growth Portfolio and AllianceBernstein Concentrated Growth Fund)
         (File Nos. 2-29901 and 811-01716)
         AllianceBernstein Global Thematic Growth Fund, Inc.
         (File Nos. 2-70427 and 811-03131)
         AllianceBernstein International Growth Fund, Inc.
         (File Nos. 33-76598 and 811-08426)
         AllianceBernstein Large Cap Growth Fund, Inc.
         (File Nos. 33-49530 and 811-06730)
         AllianceBernstein Discovery Growth Fund, Inc.
         (File Nos. 2-10768 and 811-00204)
         The AllianceBernstein Portfolios - AllianceBernstein Growth Fund (File Nos. 33-12988 and 811-05088)
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Ladies and Gentlemen:

            On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to each Fund's registration statement that were filed electronically with the Securities and Exchange Commission on October 30, 2014.

                                                         Sincerely,


                                                         /s/ Anna C. Leist
                                                         ---------------------
                                                             Anna C. Leist